Cover Page Cover Page	May 11, 2026
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 11, 2026
Entity Registrant Name	RenaissanceRe Holdings Ltd.
Entity Central Index Key	0000913144
Amendment Flag	false
Entity Incorporation, State or Country Code	D0
Entity File Number	001-14428
Entity Tax Identification Number	98-0141974
Entity Address, Address Line One	Renaissance House
Entity Address, Address Line Two	12 Crow Lane
Entity Address, City or Town	Pembroke
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 19
City Area Code	441
Local Phone Number	295-4513
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Shares, Par Value $1.00 per share
Trading Symbol	RNR
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a Series F 5.
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a Series F 5.750% Preference Share, Par Value $1.00 per share
Trading Symbol	RNR PRF
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a Series G 4.
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a Series G 4.20% Preference Share, Par Value $1.00 per share
Trading Symbol	RNR PRG
Security Exchange Name	NYSE